Investments in Equity Method Investees	6 Months Ended
Sep. 30, 2023
Equity Method Investments and Joint Ventures [Abstract]
Investments in Equity Method Investees	INVESTMENTS IN EQUITY METHOD INVESTEES
Summarized Financial Information of the MUFG Group’s Equity Method Investee
Summarized operating results of Morgan Stanley, the largest portion of the MUFG Group’s equity method investees, for the six months ended September 30, 2022 and 2023 are as follows:

	2022	2023
	(in billions)
Net revenues	¥3,499	¥3,769
Total non-interest expenses	2,582	2,887
Income from continuing operations before income taxes	899	840
Net income applicable to Morgan Stanley	687	647